Loans and Borrowings - Summary of Long-term Loans and Borrowings (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018
Disclosure of detailed information about borrowings [line items]
Total long term debt		$ 61,800	$ 89,900
Unamortised debt issuance cost		(409)	(769)
Total long term debt		61,391	89,131
Current portion of long-term debt		27,969	27,740	$ 27,740
Long-term debt		$ 33,422	61,391	$ 61,391
Long term loan to finance acquisition of denali [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	3M USD Libor	3M USD Libor
Adjustment to interest rate basis	1.27%	1.27%
Final maturity (fiscal year)		2020
Total long term debt		$ 11,400	$ 22,700
Long term loan to finance acquisition of health help [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		3M USD Libor	3M USD Libor
Adjustment to interest rate basis		0.95%	0.95%
Final maturity (fiscal year)		2022
Total long term debt		$ 50,400	$ 67,200